Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Other Assets [Abstract]
Prepaid expenses	$ 42	$ 30
Reimbursable amounts due from customers	48	79
Deferred mobilization cost	55	7
Deferred consideration	166	0
Taxes receivable	32	29
Other current assets	52	77
Total other current assets	$ 395	$ 222